Retirement Benefit Obligations - Summary of Scheme Assets (Detail) - Plan assets [member] - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	€ 2,913	€ 2,622	€ 2,556
Eurozone [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	1,181	1,184
Switzerland [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	808	781
United States and Canada [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	728	448
Other [member]
Disclosure of Net Defined Benefit Liability (Asset) [Line Items]
Scheme assets	€ 196	€ 209